PROPERTY AND EQUIPMENT, NET (Details) - Schedule of property and equipment - Cepton Technologies, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 649	$ 573	$ 648
Automobiles	50	50	50
Leasehold improvements	146	146	146
Computer and equipment	36	33	53
Furniture and fixtures	68	68	68
Total property, and equipment	949	870
Less: accumulated depreciation and amortization	(492)	(309)
Total property, and equipment, net	$ 457	$ 561	$ 384